JPMorgan SMID Cap Equity Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 0.8%
Woodward, Inc.	28	2,226
Airlines — 0.7%
Alaska Air Group, Inc. *	50	1,969
Automobiles — 0.7%
Thor Industries, Inc.	30	2,065
Banks — 7.2%
Commerce Bancshares, Inc.	31	2,050
Cullen/Frost Bankers, Inc.	20	2,675
ServisFirst Bancshares, Inc.	32	2,565
Signature Bank	22	3,383
SVB Financial Group *	10	3,417
Western Alliance Bancorp	57	3,735
Wintrust Financial Corp.	32	2,594
		20,419
Building Products — 3.7%
Fortune Brands Home & Security, Inc.	64	3,441
Hayward Holdings, Inc. *	207	1,838
Lennox International, Inc.	14	2,959
Simpson Manufacturing Co., Inc.	31	2,432
		10,670
Capital Markets — 8.7%
Cboe Global Markets, Inc.	27	3,150
Evercore, Inc., Class A	32	2,620
FactSet Research Systems, Inc.	8	3,297
Focus Financial Partners, Inc., Class A *	84	2,664
LPL Financial Holdings, Inc.	20	4,295
Moelis & Co., Class A	74	2,510
Morningstar, Inc.	16	3,316
StepStone Group, Inc., Class A	121	2,960
		24,812
Chemicals — 1.4%
Axalta Coating Systems Ltd. *	115	2,425
Perimeter Solutions SA *	180	1,437
		3,862
Commercial Services & Supplies — 6.4%
Driven Brands Holdings, Inc. *	119	3,335
IAA, Inc. *	65	2,057
MSA Safety, Inc.	34	3,704
Ritchie Bros Auctioneers, Inc. (Canada)	41	2,589
Stericycle, Inc. *	64	2,697
Waste Connections, Inc.	29	3,865
		18,247
Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp. *	118	4,744

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 2.0%
AptarGroup, Inc.	34	3,188
Crown Holdings, Inc.	31	2,530
		5,718
Distributors — 2.9%
LKQ Corp.	84	3,955
Pool Corp.	13	4,324
		8,279
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	49	2,849
Electrical Equipment — 1.1%
Generac Holdings, Inc. *	18	3,239
Electronic Equipment, Instruments & Components — 1.2%
Cognex Corp.	79	3,290
Equity Real Estate Investment Trusts (REITs) — 6.0%
CubeSmart	72	2,903
EastGroup Properties, Inc.	26	3,690
Mid-America Apartment Communities, Inc.	21	3,184
National Retail Properties, Inc.	77	3,067
Outfront Media, Inc.	167	2,544
Ryman Hospitality Properties, Inc.	23	1,696
		17,084
Food & Staples Retailing — 3.6%
BJ's Wholesale Club Holdings, Inc. *	54	3,906
Casey's General Stores, Inc.	14	2,932
Performance Food Group Co. *	81	3,480
		10,318
Food Products — 1.1%
Lamb Weston Holdings, Inc.	39	3,000
Gas Utilities — 1.0%
Atmos Energy Corp.	29	2,937
Health Care Equipment & Supplies — 2.8%
ICU Medical, Inc. *	17	2,513
QuidelOrtho Corp. *	29	2,078
STERIS plc	20	3,358
		7,949
Health Care Providers & Services — 4.6%
Chemed Corp.	7	3,217
Encompass Health Corp.	76	3,420
HealthEquity, Inc. *	44	2,979
Molina Healthcare, Inc. *	11	3,567
		13,183

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — 1.1%
Certara, Inc. *	125	1,664
Definitive Healthcare Corp. *	99	1,535
		3,199
Hotels, Restaurants & Leisure — 3.3%
Planet Fitness, Inc., Class A *	46	2,659
Vail Resorts, Inc.	18	3,907
Wendy's Co. (The)	155	2,897
		9,463
Household Products — 0.9%
Reynolds Consumer Products, Inc.	97	2,535
Insurance — 2.2%
Kinsale Capital Group, Inc.	12	2,993
RLI Corp.	31	3,156
		6,149
IT Services — 3.9%
Broadridge Financial Solutions, Inc.	17	2,435
Jack Henry & Associates, Inc.	13	2,430
SS&C Technologies Holdings, Inc.	59	2,809
WEX, Inc. *	27	3,429
		11,103
Leisure Products — 1.2%
Brunswick Corp.	54	3,501
Life Sciences Tools & Services — 2.0%
Syneos Health, Inc. *	56	2,641
West Pharmaceutical Services, Inc.	13	3,072
		5,713
Machinery — 8.4%
Douglas Dynamics, Inc.	58	1,621
Hillman Solutions Corp. *	302	2,277
IDEX Corp.	14	2,770
Lincoln Electric Holdings, Inc.	34	4,260
Nordson Corp.	15	3,173
RBC Bearings, Inc. *	16	3,341
Snap-on, Inc.	8	1,717
Toro Co. (The)	54	4,682
		23,841
Pharmaceuticals — 1.0%
Catalent, Inc. *	41	2,954
Professional Services — 1.6%
First Advantage Corp. *	134	1,723
TransUnion	50	2,955
		4,678

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.8%
Cushman & Wakefield plc *	196	2,247
Road & Rail — 2.5%
Knight-Swift Transportation Holdings, Inc.	55	2,698
Landstar System, Inc.	23	3,268
Lyft, Inc., Class A *	89	1,171
		7,137
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc. (Japan) *	97	2,112
Entegris, Inc.	12	1,000
Power Integrations, Inc.	55	3,563
Teradyne, Inc.	22	1,671
		8,346
Software — 7.1%
Black Knight, Inc. *	48	3,076
Clearwater Analytics Holdings, Inc., Class A *	148	2,479
Envestnet, Inc. *	39	1,752
Guidewire Software, Inc. *	31	1,940
Manhattan Associates, Inc. *	23	3,086
nCino, Inc. *	66	2,261
Q2 Holdings, Inc. *	62	1,981
Tyler Technologies, Inc. *	10	3,573
		20,148
Specialty Retail — 0.7%
Burlington Stores, Inc. *	17	1,912
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc.	24	1,592
Total Common Stocks (Cost $294,912)		281,378
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $4,719)	4,718	4,720
Total Investments — 100.4% (Cost $299,631)		286,098
Liabilities in Excess of Other Assets — (0.4)%		(1,218)
NET ASSETS — 100.0%		284,880

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$286,098	$—	$—	$286,098

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan SMID Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$10,971	$14,511	$20,764	$1	$1	$4,720	4,718	$42	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	3,046	2,661	5,707	—	—	—	—	6	—
Total	$14,017	$17,172	$26,471	$1	$1	$4,720		$48	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.